Borrowings (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Foreign currency
Foreign currency and local currency
Prepayment of borrowings	R$ 1,877,305
Current liabilities	1,170,061
Non-current liabilities	707,244
Foreign currency | Advances on exchange contracts
Foreign currency and local currency
Prepayment of borrowings	R$ 638,193
Annual financial charges (%)	US dollar exchange variation + 3.52%
Foreign currency | Export prepayment
Foreign currency and local currency
Prepayment of borrowings	R$ 215,145
Annual financial charges (%)	US dollar exchange variation + semiannual Libor + 2.60%
Foreign currency | Export credit notes
Foreign currency and local currency
Prepayment of borrowings	R$ 507,866
Annual financial charges (%)	US dollar exchange variation + interest between 7.30 and 8.10
Foreign currency | Working capital
Foreign currency and local currency
Prepayment of borrowings	R$ 516,101
Annual financial charges (%)	US dollar exchange variation + 1.74% above Libor
Local currency
Foreign currency and local currency
Prepayment of borrowings	R$ 2,774,824
Current liabilities	139,796
Non-current liabilities	R$ 2,635,028
Local currency | Export credit notes
Foreign currency and local currency
Annual financial charges (%)	8.00
Local currency | Export credit notes
Foreign currency and local currency
Prepayment of borrowings	R$ 1,028,333
Annual financial charges (%)	105.00 e 112.50 of CDI
Local currency | BNDES
Foreign currency and local currency
Prepayment of borrowings	R$ 1,735,186
Annual financial charges (%)	TJLP + interest between 0.00 and 3.58
Local currency | Other
Foreign currency and local currency
Prepayment of borrowings	R$ 11,305
Annual financial charges (%)	CDI + 0.04